OPERATING SEGMENTS - Geographic Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) customer item	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 item
Disclosure of major customers [line items]
Number of geographic locations | item	2
Assets	$ 802,079	$ 454,618
Number of major customers	3	2	2
Australia
Disclosure of major customers [line items]
Assets	$ 0	$ 0
Major customer one
Disclosure of major customers [line items]
Percentage of entity's revenue	34.00%	50.00%	69.00%
Major customer two
Disclosure of major customers [line items]
Percentage of entity's revenue	26.00%	34.00%	12.00%
Major customer three
Disclosure of major customers [line items]
Percentage of entity's revenue	23.00%